Label	Element	Value
Cash [Member] | Other Postretirement Benefit Plan [Member] | Southern Union [Member]
Defined Benefit Plan, Target Allocation Percentage, Cash Maximum	ete_DefinedBenefitPlanTargetAllocationPercentageCashMaximum	10.00%
Equity [Member] | Other Postretirement Benefit Plan [Member] | Southern Union [Member]
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	us-gaap_DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum	35.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	us-gaap_DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum	25.00%
Fixed Income Investments [Member] | Other Postretirement Benefit Plan [Member] | Southern Union [Member]
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	us-gaap_DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum	75.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	us-gaap_DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum	65.00%
External Customers [Member] | Other Segments [Member]
Revenues	us-gaap_Revenues	$ 1,322
Revenues	us-gaap_Revenues	2,094
Revenues	us-gaap_Revenues	2,869
External Customers [Member] | Interstate Transportation and Storage [Member]
Revenues	us-gaap_Revenues	1,057
Revenues	us-gaap_Revenues	1,109
Revenues	us-gaap_Revenues	1,270
External Customers [Member] | Intrastate Transportation And Storage [Member]
Revenues	us-gaap_Revenues	2,010
Revenues	us-gaap_Revenues	2,242
Revenues	us-gaap_Revenues	2,645
External Customers [Member] | Investment in Sunoco Logistics [Member]
Revenues	us-gaap_Revenues	16,480
Revenues	us-gaap_Revenues	17,920
Revenues	us-gaap_Revenues	3,109
External Customers [Member] | Liquids Transportation And Services [Member]
Revenues	us-gaap_Revenues	2,025
Revenues	us-gaap_Revenues	3,730
Revenues	us-gaap_Revenues	619
External Customers [Member] | Midstream [Member]
Revenues	us-gaap_Revenues	2,869
Revenues	us-gaap_Revenues	3,220
Revenues	us-gaap_Revenues	4,770
External Customers [Member] | Retail Marketing [Member]
Revenues	us-gaap_Revenues	21,004
Revenues	us-gaap_Revenues	22,484
Revenues	us-gaap_Revenues	5,926
Intersegment [Member] | Other Segments [Member]
Revenues	us-gaap_Revenues	440
Revenues	us-gaap_Revenues	462
Revenues	us-gaap_Revenues	503
Intersegment [Member] | Interstate Transportation and Storage [Member]
Revenues	us-gaap_Revenues	0
Revenues	us-gaap_Revenues	15
Revenues	us-gaap_Revenues	39
Intersegment [Member] | Intrastate Transportation And Storage [Member]
Revenues	us-gaap_Revenues	181
Revenues	us-gaap_Revenues	210
Revenues	us-gaap_Revenues	212
Intersegment [Member] | Investment in Sunoco Logistics [Member]
Revenues	us-gaap_Revenues	159
Revenues	us-gaap_Revenues	168
Revenues	us-gaap_Revenues	80
Intersegment [Member] | Liquids Transportation And Services [Member]
Revenues	us-gaap_Revenues	101
Revenues	us-gaap_Revenues	181
Revenues	us-gaap_Revenues	31
Intersegment [Member] | Midstream [Member]
Revenues	us-gaap_Revenues	1,056
Revenues	us-gaap_Revenues	2,053
Revenues	us-gaap_Revenues	208
Intersegment [Member] | Retail Marketing [Member]
Revenues	us-gaap_Revenues	0
Revenues	us-gaap_Revenues	3
Revenues	us-gaap_Revenues	$ 8